LOANS TO THIRD PARTIES - Additional Information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
LOANS TO THIRD PARTIES
Effective percentage	39.90%	39.90%
Proceeds from collection	¥ 99.8	$ 13.7